Condensed Financial Information of the Parent Company - Schedule of Statements of Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Selling, general and administrative expenses	$ 591,167	$ 176,534	$ 121,468
Total operating expenses	749,426	227,800	145,022
Loss from operations	17,553,257	215,644	68,562
Other income (expenses)	(89,948)	496	912
Interest income	102,568	1,930	1,996
Net income attributable to shareholders of Sinovac	8,467,480	110,369	44,929
Preferred stock dividends	(5,982)	(6,015)	(5,128)
Net income attributable to common shareholders	8,461,498	104,354	39,801
- Net income attributable to shareholders of Sinovac	8,467,480	110,369	44,929
Foreign currency translation adjustments	193,098	32,328	(2,827)
Comprehensive income attributable to shareholders of Sinovac	8,578,177	134,615	42,707
Parent Company
Selling, general and administrative expenses	15,148	7,013	7,750
Total operating expenses	15,148	7,013	7,750
Loss from operations	(15,148)	(7,013)	(7,750)
Other income (expenses)	94	(23)	(16)
Interest income	248	532	871
Equity earnings of subsidiaries, net of tax	8,482,286	116,873	51,824
Net income attributable to shareholders of Sinovac	8,467,480	110,369	44,929
Preferred stock dividends	(5,982)	(6,015)	(5,128)
Net income attributable to common shareholders	8,461,498	104,354	39,801
- Net income attributable to shareholders of Sinovac	8,467,480	110,369	44,929
Foreign currency translation adjustments	110,697	24,246	(2,222)
Comprehensive income attributable to shareholders of Sinovac	$ 8,578,177	$ 134,615	$ 42,707